Guarantee Deposits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2004	Dec. 31, 2017	Dec. 31, 2016
Disclosure of guarantee deposits [line items]
Company invested principal		$ 58.8	$ 35.0
Financial Investments [Member]
Disclosure of guarantee deposits [line items]
Structured notes released as collateral		$ 169.1
Structured notes [member]
Disclosure of guarantee deposits [line items]
Company invested principal	$ 123.4
Borrowings, maturity	14-year